Fidelity® Variable Insurance Products:

Balanced Portfolio

Annual Report

December 31, 2000
(2_fidelity_logos)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past 12 months.
Performance and Investment Summary	<Click Here>	How the fund has done over time, and an overview of the fund's investments at the end of the period.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Market Environment

It used to be that there were few parallels between international equity market performance relative to stock markets in the United States. In recent years, however, e-commerce and other technological advances have made trade between nations that are oceans apart easier and more efficient than ever. Thus, with the U.S. being one of the world's favorite trading partners, the performance of international markets has become that much more sensitive to fluctuations in the U.S. At no time was this more apparent than during 2000. As U.S. equities skyrocketed in the first quarter of the year, so too did most worldwide markets. And when rising interest rates, a slowing economy and near record-high oil prices hammered U.S. stocks for the remainder of the year, international issues fell in sync. Fixed-income markets generally demonstrated similar parallels, as investors worldwide - including the U.S. - retreated to the safety and relatively high returns of bonds.

U.S. Stock Markets

Compared to 1999, stock market behavior and performance in 2000 unfolded in almost the exact opposite direction. For instance, the technology sector, which drove the NASDAQ Composite Index to a record-high annual return of 86.12% in 1999, caused the same index to fall 39.17% in 2000, the worst decline in the benchmark's history. Also in 1999, growth outperformed value, equities did better than bonds, and initial public offerings (IPOs) and Internet stocks were all the rage. Conversely, in 2000, value was the investment style of choice, Treasury and government bonds soared while most major equity indexes finished the year with negative returns, and many IPOs and Internet stocks were given the cold shoulder. A number of factors figured into this role reversal. The surging economic growth of the past few years was tempered by a series of interest-rate hikes by the Federal Reserve Board. A sharp increase in oil prices accelerated the slowdown, and the resulting effect led to a series of corporate earnings disappointments. For the 12-month period ending December 31, 2000, the large-cap weighted Standard & Poor's 500SM Index fell 9.10%, the blue-chip Dow Jones Industrial Average declined 4.71%, and the Russell 2000® Index - a barometer of small-cap stock performance - dropped 3.02%.

Foreign Stock Markets

Asian equity markets were among the poorest-performing stock markets in 2000, as several countries in the region struggled to overcome bad loans and less-than-effective financial restructuring programs. South Korea posted one of the worst numbers, as the Korea Composite Stock Price Index (KOSPI) declined 55.88% during the year. The TOPIX Index, a benchmark of the Japanese stock market, fell 32.79%. Although Hong Kong was among the more resilient markets in the region, concerns about a slowdown in the U.S. dragged the Hang Seng Index down 9.51% during the period. Many European stock markets also floundered in 2000, thanks to the sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and significant capital outlays for third-generation mobile-phone licenses took their toll on corporate earnings, causing the Morgan Stanley Capital International Europe Index to decline 8.19% in 2000. The Canadian equity market was one of the only foreign players to enjoy positive performance. Heavily weighted in oil, gas and financial services - three of the year's best performing sectors - the Toronto Stock Exchange (TSE) 300 returned 3.78% for the 12-month period.

U.S. Bond Markets

Strong technical factors in the market propelled investment-grade bonds past stocks during the 12-month period that ended December 31, 2000. In its strongest showing since 1995, the Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 11.63% during this time frame. Early in 2000, Treasuries assumed market leadership from the spread sectors - corporate, mortgage and agency bonds - a position it never relinquished. A growing federal budget surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting. Anticipation that the Fed was finished raising interest rates following a half-point hike in May, combined with persistent flights to safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 13.52% during the period. Meanwhile, the Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 12.18% and 11.16%, respectively. Agencies rallied later in the period behind reduced political risk surrounding government-sponsored enterprises, while discount mortgages surged on higher-than-normal prepayment activity due to a strong housing market. Corporates lagged behind, hurt somewhat by deteriorating credit conditions and growing supply pressures. Still, the Lehman Brothers Credit Bond Index closed out the period up a respectable 9.39%.

Foreign Bond Markets

For the most part, foreign bonds - like those in the U.S. - outperformed their equity counterparts, but absolute returns varied among nations and regions. International government debt, for instance, struggled against the threat and/or realization of higher interest rates, inflation fears, a weakening euro and skepticism about the economic reform efforts of certain countries. For the 12-month period ending December 31, 2000, international government bonds fell 2.63%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. Conversely, emerging-markets bonds performed solidly throughout the year. The J.P. Morgan Emerging Markets Bond Index Global returned 14.41% for the 12-month period. During the past year, emerging-markets credit upgrades outnumbered downgrades by more than three to one.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Balanced - Initial Class	-4.30%	9.60%	10.32%
Fidelity Balanced 60/40 Composite	-1.00%	13.78%	16.31%
S&P 500 ®	-9.10%	18.33%	21.35%
LB Aggregate Bond	11.63%	6.46%	8.40%

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices using a weighting of 60% equity and 40% bond. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Balanced Portfolio - Initial Class on January 3, 1995, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $18,017 - an 80.17% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $31,921 - a 219.21% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $16,224 - a 62.24% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $24,741 - a 147.41% increase.

Investment Summary

Top Five Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	3.5
Exxon Mobil Corp.	1.6
American International Group, Inc.	1.6
Bristol-Myers Squibb Co.	1.5
Pfizer, Inc.	1.4
Top Five Market Sectors as of December 31, 2000
% of fund's net assets
Finance	14.8
Technology	11.5
Health	8.9
Utilities	7.9
Media & Leisure	5.9
Asset Allocation as of December 31, 2000
% of fund's net assets *
Stocks	56.0%
Bonds	40.2%
Short-Term Investments and Net Other Assets	3.6%
Other Investments	0.2%
* Foreign investments 3.8%

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Balanced - Service Class	-4.38%	9.50%	10.23%
Fidelity Balanced 60/40 Composite	-1.00%	13.78%	16.31%
S&P 500	-9.10%	18.33%	21.35%
LB Aggregate Bond	11.63%	6.46%	8.40%

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices using a weighting of 60% equity and 40% bond. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Balanced Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $17,937 - a 79.37% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $31,921 - a 219.21% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $16,224 - a 62.24% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $24,741 - a 147.41% increase.

Investment Summary

Top Five Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	3.5
Exxon Mobil Corp.	1.6
American International Group, Inc.	1.6
Bristol-Myers Squibb Co.	1.5
Pfizer, Inc.	1.4
Top Five Market Sectors as of December 31, 2000
% of fund's net assets
Finance	14.8
Technology	11.5
Health	8.9
Utilities	7.9
Media & Leisure	5.9
Asset Allocation as of December 31, 2000
% of fund's net assets *
Stocks	56.0%
Bonds	40.2%
Short-Term Investments and Net Other Assets	3.6%
Other Investments	0.2%
* Foreign investments 3.8%

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflects a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Balanced - Service Class 2	-4.51%	9.47%	10.21%
Fidelity Balanced 60/40 Composite	-1.00%	13.78%	16.31%
S&P 500	-9.10%	18.33%	21.35%
LB Aggregate Bond	11.63%	6.46%	8.40%

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices using a weighting of 60% equity and 40% bond. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Balanced Portfolio - Service Class 2 on January 3, 1995, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $17,913 - a 79.13% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $31,921 - a 219.21% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $16,224 - a 62.24% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $24,741 - a 147.41% increase.

Investment Summary

Top Five Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	3.5
Exxon Mobil Corp.	1.6
American International Group, Inc.	1.6
Bristol-Myers Squibb Co.	1.5
Pfizer, Inc.	1.4
Top Five Market Sectors as of December 31, 2000
% of fund's net assets
Finance	14.8
Technology	11.5
Health	8.9
Utilities	7.9
Media & Leisure	5.9
Asset Allocation as of December 31, 2000
% of fund's net assets *
Stocks	56.0%
Bonds	40.2%
Short-Term Investments and Net Other Assets	3.6%
Other Investments	0.2%
* Foreign investments 3.8%

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with John Avery (right), Lead Portfolio Manager of Balanced Portfolio, and Kevin Grant, manager for fixed-income investments

Q. How did the fund perform, John?

J.A. For the 12-month period that ended December 31, 2000, the fund underperformed the Fidelity Balanced 60/40 Composite Index, which returned -1.00%.

Q. Why did the fund fail to keep pace with its index during the past year?

J.A. Poor positioning among utility stocks hurt relative performance. We paid the price for holding sizable stakes in traditional telecommunications providers, including AT&T, and wireless stocks, such as Motorola, that experienced precipitous declines. We also missed much of the dramatic upswing in electric and gas utilities, which benefited from strong demand and volatility in the marketplace. Disappointing security selection among technology stocks and various retailers further hurt performance.

Q. What can you tell us about your asset allocation strategy during the period?

J.A. I maintained a fairly neutral equity weighting in the fund throughout the period. At times, I employed other asset classes, such as convertible securities and high-yield bonds, to gain further exposure to the movements of stocks. I used convertibles early in the period as an indirect, less volatile way to participate in some of the technology names I liked. These securities also afforded us downside protection when the equivalent stocks collapsed during the spring. Conversely, it was a mistake to include high-yield bonds in the fund during the period, as prices of these securities plunged to recession levels in response to declining credit quality and poor liquidity. By allocating part of the bond subportfolio to high yield - an asset class not represented in the index - we were left underexposed to investment-grade debt, which performed well during the period.

Q. How did some of your moves on a sector level play out for the fund?

J.A. Although our tech exposure hurt quite a bit on an absolute basis, scaling back on many of our highly valued tech stocks before they collapsed helped relative returns. Unfortunately, any advantage we gained from underweighting laggards such as Microsoft and America Online, we lost due to untimely trading of weak performers, such as Intel and Dell. Similarly, the fund's retail holdings, namely Home Depot and Wal-Mart, headed south behind a slowdown in consumer spending. On a more positive note, assuming a more defensive posture late in the period helped, as tech investors sought shelter in areas of the market that could best weather an economic downturn. Our stake in consumer nondurables, particularly Philip Morris, rebounded nicely during the period. We also were rewarded for emphasizing higher-growth financials, such as American International Group and Fannie Mae, which are generally less credit-sensitive and more capable of generating above-average returns.

Q. Turning to you, Kevin, how did the bond portion of the fund fare?

K.G. The fund's investment-grade holdings had a particularly strong period. Favorable security selection helped drive performance and ensure the success of the fund's bond subportfolio relative to the Lehman Brothers Aggregate Bond Index. Of particular note was the fund's positioning in Treasuries, which outperformed all spread sectors - corporate, mortgage and agency securities - during the period. Treasuries doubly benefited from volatility in the equity markets and the U.S. Treasury's decision to repurchase outstanding debt as a result of the growing federal surplus. Even though we were underweighted relative to the Lehman Brothers index, we gained ground by adding long-term Treasuries and callable Treasuries in advance of the buybacks. My emphasis on discount mortgage securities further benefited performance in light of strong housing turnover. Owning the right agencies also helped, as these securities rebounded from their lows earlier in the period. Finally, improving the diversification of our corporate holdings helped us avoid many of the major credit blowups that pervaded the 12-month period.

Q. John, what's your outlook?

J.A. There's still a lot of uncertainty surrounding the direction of the economy, which tells me that it's still a time to play defense rather than offense. Right now, the equity portion of the fund is defensively positioned for further slowing in the economy, a posture that has worked out well for us in recent months. In the near term, I think earnings disappointments could continue to weigh heavily on the market even if the Fed does cut interest rates. So, until I feel strongly that fundamentals are going to get either a lot better or a lot worse, I'll avoid making any big bets and continue to add value from the bottom up.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks income and capital growth consistent with reasonable risk by investing in a diversified portfolio of stocks and bonds

Start date: January 3, 1995

Size: as of December 31, 2000, more than $283 million

Manager: John Avery, since 1998, and Kevin Grant, since 1996; John Avery joined Fidelity in 1995; Kevin Grant joined Fidelity in 1993

3

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments December 31, 2000

Showing Percentage of Net Assets

Common Stocks - 55.4%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.7%
Aerospace & Defense - 0.4%
BFGoodrich Co.	11,100	$ 403,763
Boeing Co.	13,700	904,200
		1,307,963
Ship Building & Repair - 0.3%
General Dynamics Corp.	9,700	756,600
TOTAL AEROSPACE & DEFENSE		2,064,563
BASIC INDUSTRIES - 2.0%
Chemicals & Plastics - 1.4%
Dow Chemical Co.	27,700	1,014,513
E.I. du Pont de Nemours and Co.	24,204	1,169,356
Pharmacia Corp.	9,400	573,400
Praxair, Inc.	23,400	1,038,375
		3,795,644
Metals & Mining - 0.2%
Alcoa, Inc.	19,000	636,500
Paper & Forest Products - 0.4%
International Paper Co.	13,400	546,888
Kimberly-Clark Corp.	9,600	678,624
		1,225,512
TOTAL BASIC INDUSTRIES		5,657,656
CONSTRUCTION & REAL ESTATE - 0.3%
Building Materials - 0.3%
Masco Corp.	29,100	747,506
DURABLES - 0.8%
Autos, Tires, & Accessories - 0.5%
AutoNation, Inc.	3,700	22,200
Danaher Corp.	12,600	861,525
TRW, Inc.	10,200	395,250
		1,278,975
Consumer Electronics - 0.3%
General Motors Corp. Class H	24,200	556,600
Maytag Corp.	12,200	394,213
		950,813
TOTAL DURABLES		2,229,788
ENERGY - 4.1%
Energy Services - 1.2%
Baker Hughes, Inc.	14,200	590,188
Diamond Offshore Drilling, Inc.	13,300	532,000
Halliburton Co.	14,600	529,250
Nabors Industries, Inc. (a)	9,400	556,010
Schlumberger Ltd. (NY Shares)	14,900	1,191,069
		3,398,517

	Shares	Value (Note 1)
Oil & Gas - 2.9%
Burlington Resources, Inc.	15,000	$ 757,500
Chevron Corp.	7,300	616,394
Conoco, Inc. Class B	27,200	787,100
Exxon Mobil Corp.	53,366	4,639,507
Royal Dutch Petroleum Co. (NY Shares)	21,400	1,296,038
		8,096,539
TOTAL ENERGY		11,495,056
FINANCE - 10.0%
Banks - 1.5%
Bank of America Corp.	10,400	477,100
Bank of New York Co., Inc.	41,700	2,301,319
Chase Manhattan Corp.	28,900	1,313,144
		4,091,563
Credit & Other Finance - 2.1%
American Express Co.	50,600	2,779,838
Citigroup, Inc.	63,100	3,222,044
		6,001,882
Federal Sponsored Credit - 2.3%
Fannie Mae	38,500	3,339,875
Freddie Mac	46,500	3,202,688
		6,542,563
Insurance - 2.3%
AFLAC, Inc.	11,000	794,063
Allstate Corp.	12,800	557,600
American International Group, Inc.	45,450	4,479,666
Hartford Financial Services Group, Inc.	8,400	593,250
		6,424,579
Securities Industry - 1.8%
Bear Stearns Companies, Inc.	7,700	390,294
Charles Schwab Corp.	40,150	1,139,256
Merrill Lynch & Co., Inc.	17,100	1,166,006
Morgan Stanley Dean Witter & Co.	31,300	2,480,525
		5,176,081
TOTAL FINANCE		28,236,668
HEALTH - 8.6%
Drugs & Pharmaceuticals - 6.7%
Allergan, Inc.	5,700	551,831
American Home Products Corp.	20,800	1,321,840
Amgen, Inc. (a)	8,000	511,500
Bristol-Myers Squibb Co.	56,400	4,170,075
Eli Lilly & Co.	20,900	1,945,006
Merck & Co., Inc.	33,200	3,108,350
Pfizer, Inc.	86,000	3,956,000
Schering-Plough Corp.	60,800	3,450,400
		19,015,002
Medical Equipment & Supplies - 1.9%
Abbott Laboratories	11,000	532,813
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Equipment & Supplies - continued
Becton, Dickinson & Co.	12,300	$ 425,888
Cardinal Health, Inc.	4,600	458,275
Guidant Corp. (a)	8,600	463,863
Johnson & Johnson	12,000	1,260,750
McKesson HBOC, Inc.	13,300	477,337
Medtronic, Inc.	17,000	1,026,375
Millipore Corp.	9,600	604,800
		5,250,101
TOTAL HEALTH		24,265,103
INDUSTRIAL MACHINERY & EQUIPMENT - 4.6%
Electrical Equipment - 3.5%
General Electric Co.	206,400	9,894,280
Industrial Machinery & Equipment - 1.1%
Caterpillar, Inc.	17,500	827,969
Illinois Tool Works, Inc.	7,900	470,544
Ingersoll-Rand Co.	9,500	397,813
Tyco International Ltd.	28,270	1,568,985
		3,265,311
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		13,159,591
MEDIA & LEISURE - 2.7%
Broadcasting - 0.7%
AT&T Corp. - Liberty Media Group Class A (a)	44,000	596,750
Cable Satisfaction International, Inc. warrants 3/1/10 (a)	200	2
Infinity Broadcasting Corp. Class A (a)	32,300	902,381
NTL, Inc. warrants 10/14/08 (a)	199	3,781
Time Warner, Inc.	8,108	423,562
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	150	150
		1,926,626
Entertainment - 1.2%
MGM Mirage, Inc.	12,500	352,344
Viacom, Inc. Class B (non-vtg.) (a)	56,389	2,636,186
Walt Disney Co.	15,500	448,531
		3,437,061
Publishing - 0.6%
McGraw-Hill Companies, Inc.	31,600	1,852,550
Restaurants - 0.2%
McDonald's Corp.	13,000	442,000
TOTAL MEDIA & LEISURE		7,658,237

	Shares	Value (Note 1)
NONDURABLES - 3.9%
Beverages - 1.3%
Anheuser-Busch Companies, Inc.	33,700	$ 1,533,350
The Coca-Cola Co.	35,900	2,187,656
		3,721,006
Foods - 0.5%
PepsiCo, Inc.	18,300	906,994
Quaker Oats Co.	3,700	360,288
		1,267,282
Household Products - 1.1%
Colgate-Palmolive Co.	12,100	781,055
Gillette Co.	27,500	993,438
Procter & Gamble Co.	18,600	1,458,938
		3,233,431
Tobacco - 1.0%
Philip Morris Companies, Inc.	67,400	2,965,600
TOTAL NONDURABLES		11,187,319
RETAIL & WHOLESALE - 1.9%
Apparel Stores - 0.3%
Gap, Inc.	22,700	578,850
Mothers Work, Inc. (a)(j)	3	30
The Limited, Inc.	13,000	221,813
		800,693
Drug Stores - 0.3%
Walgreen Co.	20,200	844,613
General Merchandise Stores - 0.8%
Costco Wholesale Corp. (a)	10,200	407,363
Kohls Corp. (a)	2,400	146,400
Wal-Mart Stores, Inc.	34,600	1,838,125
		2,391,888
Retail & Wholesale, Miscellaneous - 0.5%
Home Depot, Inc.	28,950	1,322,653
TOTAL RETAIL & WHOLESALE		5,359,847
SERVICES - 0.7%
Advertising - 0.5%
Omnicom Group, Inc.	17,200	1,425,450
Leasing & Rental - 0.0%
ANC Rental Corp. (a)	462	1,617
Services - 0.2%
Ecolab, Inc.	14,600	630,538
TOTAL SERVICES		2,057,605
TECHNOLOGY - 11.1%
Communications Equipment - 2.5%
CIENA Corp. (a)	5,300	430,625
Cisco Systems, Inc. (a)	101,300	3,874,725
Comverse Technology, Inc. (a)	8,100	879,863
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc.	13,500	$ 712,969
Nokia AB sponsored ADR	9,900	430,650
Nortel Networks Corp.	19,900	638,044
		6,966,876
Computer Services & Software - 4.0%
America Online, Inc. (a)	20,850	725,580
Ariba, Inc. (a)	5,700	305,663
Automatic Data Processing, Inc.	8,600	544,488
BEA Systems, Inc. (a)	17,000	1,144,313
BMC Software, Inc. (a)	26,400	369,600
Cadence Design Systems, Inc. (a)	10,900	299,750
Computer Associates International, Inc.	16,800	327,600
DecisionOne Corp. (a)	583	6
DecisionOne Corp.:
Class A warrants 4/18/07 (a)	342	0
Class B warrants 4/18/07 (a)	590	0
Class C warrants 4/18/07 (a)	350	0
Microsoft Corp. (a)	80,200	3,478,675
Oracle Corp. (a)	78,600	2,284,313
Sonus Networks, Inc.	16,100	406,525
Synopsys, Inc. (a)	13,900	659,381
VERITAS Software Corp. (a)	5,600	490,000
Yahoo!, Inc. (a)	7,400	222,463
		11,258,357
Computers & Office Equipment - 2.2%
Compaq Computer Corp.	19,000	285,950
Dell Computer Corp. (a)	30,300	528,356
EMC Corp. (a)	39,000	2,593,500
International Business Machines Corp.	17,100	1,453,500
Sun Microsystems, Inc. (a)	55,000	1,533,125
		6,394,431
Electronic Instruments - 1.0%
Agilent Technologies, Inc. (a)	100	5,475
Applied Materials, Inc. (a)	14,400	549,900
KLA-Tencor Corp. (a)	13,000	437,938
Novellus Systems, Inc. (a)	14,100	506,719
Teradyne, Inc. (a)	23,700	882,825
Thermo Electron Corp. (a)	15,100	449,225
		2,832,082
Electronics - 1.4%
Insilco Corp. warrants 8/15/07 (a)	60	0
Intel Corp.	40,300	1,211,519
Intersil Holding Corp. Class A	11,900	272,956
Micron Technology, Inc. (a)	25,800	915,900

	Shares	Value (Note 1)
NVIDIA Corp. (a)	14,600	$ 478,378
Texas Instruments, Inc.	21,900	1,037,513
		3,916,266
TOTAL TECHNOLOGY		31,368,012
TRANSPORTATION - 0.2%
Railroads - 0.2%
Union Pacific Corp.	11,700	593,775
UTILITIES - 3.8%
Cellular - 0.6%
Leap Wireless International, Inc. warrants 4/15/10 (a)(f)	265	530
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	290	435
warrants 1/15/07 (CV ratio .6) (a)	50	100
McCaw International Ltd. warrants 4/16/07 (a)(f)	290	2,900
Nextel Communications, Inc. Class A (a)	23,400	579,150
Sprint Corp. - PCS Group Series 1 (a)	30,300	619,256
VoiceStream Wireless Corp. (a)	5,600	563,500
		1,765,871
Electric Utility - 0.4%
AES Corp. (a)	21,800	1,207,175
Gas - 0.8%
Dynegy, Inc. Class A	18,800	1,053,975
Enron Corp.	12,900	1,072,313
		2,126,288
Telephone Services - 2.0%
AT&T Corp.	15,604	270,144
BellSouth Corp.	33,900	1,387,781
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(f)	70	140
Ono Finance PLC rights 5/31/09 (a)(f)	210	1,260
Qwest Communications International, Inc. (a)	23,700	971,700
SBC Communications, Inc.	52,270	2,495,893
Verizon Communications	9,700	486,213
		5,613,131
TOTAL UTILITIES		10,712,465
TOTAL COMMON STOCKS (Cost $129,556,326)		156,793,191
Preferred Stocks - 0.6%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.1%
MEDIA & LEISURE - 0.1%
Broadcasting - 0.1%
Earthwatch, Inc. Series C, $0.2975 (f)	5,645	$ 1,411
MediaOne Group, Inc. (Vodafone Group PLC) $3.63 PIES	4,700	380,700
		382,111
Nonconvertible Preferred Stocks - 0.5%
FINANCE - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	50	49,966
HEALTH - 0.1%
Medical Facilities Management - 0.1%
Fresenius Medical Care Capital Trust II $7.875	255	245,302
MEDIA & LEISURE - 0.4%
Broadcasting - 0.2%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	6,265	651,560
Publishing - 0.2%
PRIMEDIA, Inc.:
$9.20	4,535	353,730
Series D, $10.00	600	49,200
		402,930
TOTAL MEDIA & LEISURE		1,054,490
UTILITIES - 0.0%
Telephone Services - 0.0%
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	3	1,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,351,258
TOTAL PREFERRED STOCKS (Cost $1,721,932)		1,733,369
Corporate Bonds - 15.9%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.6%
HEALTH - 0.2%
Drugs & Pharmaceuticals - 0.2%
Roche Holdings, Inc. 0% 1/19/15 (f)	-	$ 851,000	744,455

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
MEDIA & LEISURE - 0.1%
Broadcasting - 0.1%
Liberty Media Corp. 3.75% 2/15/30 (f)	Baa3	$ 481,000	$ 273,569
TECHNOLOGY - 0.2%
Computer Services & Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (f)	-	50,000	58,500
Computers & Office Equipment - 0.2%
Juniper Networks, Inc. 4.75% 3/15/07	B-	470,000	477,346
TOTAL TECHNOLOGY			535,846
UTILITIES - 0.1%
Cellular - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10 (f)	B1	308,000	222,915
TOTAL CONVERTIBLE BONDS			1,776,785
Nonconvertible Bonds - 15.3%
AEROSPACE & DEFENSE - 0.1%
Defense Electronics - 0.1%
Raytheon Co. 7.9% 3/1/03	Baa2	240,000	246,103
BASIC INDUSTRIES - 0.3%
Chemicals & Plastics - 0.2%
Huntsman Corp.:
9.5% 7/1/07 (f)	B2	430,000	253,700
9.5% 7/1/07 (f)	B2	170,000	100,300
Lyondell Chemical Co. 10.875% 5/1/09	B2	160,000	150,400
			504,400
Paper & Forest Products - 0.1%
Fort James Corp. 6.625% 9/15/04	Baa3	45,000	41,914
Repap New Brunswick, Inc. yankee 10.625% 4/15/05	Ba2	230,000	236,900
			278,814
TOTAL BASIC INDUSTRIES			783,214
CONSTRUCTION & REAL ESTATE - 1.2%
Building Materials - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	310,000	292,175
Real Estate - 0.2%
Duke Realty LP 7.3% 6/30/03	Baa1	500,000	506,550
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSTRUCTION & REAL ESTATE - continued
Real Estate Investment Trusts - 0.9%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	$ 100,000	$ 97,815
Equity Office Properties Trust:
6.5% 1/15/04	Baa1	1,000,000	986,950
6.625% 2/15/05	Baa1	200,000	196,962
6.75% 2/15/08	Baa1	100,000	96,915
ProLogis Trust 6.7% 4/15/04	Baa1	70,000	69,721
Spieker Properties LP:
6.8% 5/1/04	Baa2	90,000	89,893
6.875% 2/1/05	Baa2	1,000,000	994,020
			2,532,276
TOTAL CONSTRUCTION & REAL ESTATE			3,331,001
DURABLES - 0.1%
Textiles & Apparel - 0.1%
Levi Strauss & Co. 6.8% 11/1/03	Ba3	200,000	170,000
ENERGY - 0.5%
Coal - 0.0%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	135,000	134,325
Energy Services - 0.0%
R&B Falcon Corp. 12.25% 3/15/06	Ba3	100,000	118,000
Oil & Gas - 0.5%
Anadarko Petroleum Corp. 7.2% 3/15/29	Baa1	385,000	378,921
Apache Corp. 7.7% 3/15/26	A3	65,000	66,944
Apache Finance Property Ltd. 6.5% 12/15/07	A3	100,000	99,106
Chesapeake Energy Corp. Series B, 9.625% 5/1/05	B2	345,000	353,625
Ocean Energy, Inc. 7.625% 7/1/05	Ba1	190,000	183,350
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	185,000	192,531
			1,274,477
TOTAL ENERGY			1,526,802
FINANCE - 4.8%
Banks - 1.5%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	500,000	501,890

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Bank of America Corp. 7.8% 2/15/10	Aa3	$ 100,000	$ 104,195
Bank One Capital III 8.75% 9/1/30	Aa3	200,000	195,538
Bank One Corp. 7.875% 8/1/10	A1	400,000	416,732
BankAmerica Corp. 5.875% 2/15/09	Aa2	500,000	463,770
BankBoston Corp. 6.625% 2/1/04	A3	200,000	201,026
Barclays Bank PLC yankee:
5.95% 7/15/01	A1	350,000	349,433
8.55% 9/29/49 (e)(f)	Aa2	345,000	360,232
Capital One Bank 6.375% 2/15/03	Baa2	250,000	244,135
Capital One Financial Corp. 7.125% 8/1/08	Baa3	210,000	191,759
FleetBoston Financial Corp. 7.25% 9/15/05	A2	275,000	284,474
Korea Development Bank:
6.625% 11/21/03	Baa2	170,000	166,906
7.375% 9/17/04	Baa2	160,000	160,037
MBNA Corp.:
6.34% 6/2/03	Baa2	100,000	97,859
6.875% 11/15/02	Baa2	300,000	300,183
Royal Bank of Scotland Group PLC 9.118% 3/31/49	A1	200,000	217,584
Summit Bancorp 8.625% 12/10/02	A3	100,000	103,555
			4,359,308
Credit & Other Finance - 3.1%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	Aa3	270,000	278,543
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	250,000	233,670
Associates Corp. of North America 6% 7/15/05	Aa3	250,000	246,415
Citigroup, Inc. 7.25% 10/1/10	Aa3	400,000	413,252
Daimler-Chrysler NA Holding Corp. Series B, 6.59% 6/18/02	A2	100,000	99,433
ERP Operating LP:
6.55% 11/15/01	A3	50,000	49,940
7.1% 6/23/04	A3	200,000	200,990
Ford Motor Credit Co.:
7.5% 3/15/05	A2	1,000,000	1,024,870
7.875% 6/15/10	A2	550,000	565,769
General Motors Acceptance Corp.:
7.5% 7/15/05	A2	1,000,000	1,026,880
7.75% 1/19/10	A2	200,000	206,404
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	A1	300,000	329,115
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
ING Capital Funding Trust III 8.439% 12/31/49 (h)	Aa3	$ 350,000	$ 355,289
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	140,000	137,970
PTC International Finance BV 0% 7/1/07 (d)	B2	330,000	242,550
Qwest Capital Funding, Inc.:
7.75% 8/15/06 (f)	Baa1	250,000	259,520
7.9% 8/15/10 (f)	Baa1	200,000	209,456
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	375,000	360,109
6.875% 11/15/28	Baa1	585,000	473,025
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	100,000	99,500
TXU Eastern Funding 6.75% 5/15/09	Baa1	160,000	150,152
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Baa1	165,000	145,725
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	300,000	315,780
Unicredito Italiano Capital Trust II yankee 9.2% 10/29/49 (e)(f)	A1	100,000	102,141
Unilever Capital Corp. 6.875% 11/1/05	A1	200,000	206,520
Verizon Global Funding Corp.:
6.75% 12/1/05 (f)	A1	435,000	436,305
7.75% 12/1/30 (f)	A1	290,000	297,534
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	325,000	208,000
			8,674,857
Savings & Loans - 0.2%
Long Island Savings Bank FSB 6.2% 4/2/01	Baa3	500,000	497,945
TOTAL FINANCE			13,532,110
HEALTH - 0.0%
Medical Facilities Management - 0.0%
Dynacare, Inc. yankee 10.75% 1/15/06	B2	10,000	9,400
Unilab Corp. 12.75% 10/1/09	B3	70,000	75,250
			84,650
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Tyco International Group SA yankee 6.875% 1/15/29	Baa1	1,000,000	925,670

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
MEDIA & LEISURE - 2.6%
Broadcasting - 2.3%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	$ 270,000	$ 234,900
Adelphia Communications Corp. 10.875% 10/1/10	B2	150,000	146,250
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	230,000	186,300
British Sky Broadcasting Group PLC 8.2% 7/15/09	Baa3	650,000	611,618
Cable Satisfaction International, Inc. 12.75% 3/1/10	Caa1	200,000	110,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 8.25% 4/1/07	B2	180,000	164,700
Citadel Broadcasting Co. 10.25% 7/1/07	B3	200,000	200,500
Continental Cablevision, Inc. 8.3% 5/15/06	A3	115,000	119,439
Diamond Cable Communications PLC yankee 0% 2/15/07 (d)	B2	410,000	260,350
Earthwatch, Inc. 0% 7/15/07 (d)	-	115,000	69,000
Impsat Fiber Networks, Inc. 13.75% 2/15/05	B3	195,000	126,750
International Cabletel, Inc. Series B, 0% 2/1/06 (d)	B2	550,000	478,500
NTL, Inc. 0% 4/1/08 (d)	B3	560,000	308,000
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	170,000	157,250
Spectrasite Holdings, Inc. 12.5% 11/15/10 (f)	B3	200,000	198,000
TCI Communications Financing III 9.65% 3/31/27	A3	180,000	194,398
Telewest PLC 11% 10/1/07	B1	510,000	444,975
Time Warner, Inc. 8.18% 8/15/07	Baa1	910,000	981,581
UIH Australia/Pacific, Inc.:
Series B, 0% 5/15/06 (d)	B2	380,000	254,600
Series D, 0% 5/15/06 (d)	B2	30,000	20,100
United Pan-Europe Communications NV:
0% 8/1/09 (d)	B2	430,000	133,300
0% 2/1/10 (d)	B2	270,000	78,300
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
United Pan-Europe Communications NV: - continued
10.875% 11/1/07	B2	$ 580,000	$ 368,300
USA Networks, Inc./USANi LLC 6.75% 11/15/05	Baa3	580,000	578,753
			6,425,864
Lodging & Gaming - 0.0%
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	90,000	88,200
Publishing - 0.3%
News America Holdings, Inc. 7.375% 10/17/08	Baa3	500,000	489,260
News America, Inc.:
7.125% 4/8/28	Baa3	80,000	63,090
7.28% 6/30/28	Baa3	200,000	164,654
7.3% 4/30/28	Baa3	170,000	136,991
			853,995
Restaurants - 0.0%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	170,000	155,550
TOTAL MEDIA & LEISURE			7,523,609
NONDURABLES - 0.1%
Tobacco - 0.1%
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	200,000	194,714
RETAIL & WHOLESALE - 0.2%
General Merchandise Stores - 0.2%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	500,000	479,875
SERVICES - 0.1%
Printing - 0.0%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	40,000	37,200
Services - 0.1%
Iron Mountain, Inc. 10.125% 10/1/06	B2	160,000	164,800
TOTAL SERVICES			202,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TECHNOLOGY - 0.2%
Computer Services & Software - 0.1%
Concentric Network Corp. 12.75% 12/15/07	B	$ 50,000	$ 43,000
Exodus Communications, Inc. 11.625% 7/15/10 (f)	B3	270,000	240,300
			283,300
Computers & Office Equipment - 0.1%
Comdisco, Inc.:
5.95% 4/30/02	Baa2	300,000	231,000
7.25% 9/1/02	Baa2	250,000	192,500
			423,500
Electronics - 0.0%
ChipPAC International Ltd. 12.75% 8/1/09	B3	30,000	24,750
TOTAL TECHNOLOGY			731,550
TRANSPORTATION - 0.8%
Air Transportation - 0.5%
Atlas Air, Inc. 8.77% 1/2/11	Ba1	81,321	81,321
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	25,448	25,186
Class C2, 7.434% 3/15/06	Baa1	70,000	69,900
Delta Air Lines, Inc.:
7.57% 11/18/10	Aa2	70,000	74,390
7.9% 12/15/09	Baa3	500,000	478,860
7.92% 11/18/10	Aa3	50,000	53,196
US Air, Inc. 9.625% 2/1/01	B3	650,000	645,125
			1,427,978
Railroads - 0.3%
CSX Corp. 6.25% 10/15/08	Baa2	500,000	478,585
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	340,000	345,406
			823,991
TOTAL TRANSPORTATION			2,251,969
UTILITIES - 4.0%
Cellular - 0.8%
Crown Castle International Corp. 10.75% 8/1/11	B3	195,000	202,800
Echostar Broadband Corp. 10.375% 10/1/07 (f)	B3	180,000	177,300
Leap Wireless International, Inc. 0% 4/15/10 (d)	-	265,000	53,000
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	420,000	252,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Millicom International Cellular SA 0% 6/1/06 (d)	Caa1	$ 241,000	$ 189,185
Nextel Communications, Inc.:
0% 10/31/07 (d)	B1	600,000	441,000
9.375% 11/15/09	B1	170,000	157,250
Triton PCS, Inc. 0% 5/1/08 (d)	B3	385,000	304,150
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	B2	295,000	213,875
10.375% 11/15/09	B2	170,000	182,750
			2,173,310
Electric Utility - 1.0%
AES Corp.:
8% 12/31/08	Ba1	405,000	382,725
9.375% 9/15/10	Ba1	235,000	240,288
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa2	300,000	281,112
CMS Energy Corp.:
Series B, 6.75% 1/15/04	Ba3	20,000	19,000
8.375% 7/1/03	Ba3	70,000	69,650
Dominion Resources, Inc.:
7.6% 7/15/03	Baa1	540,000	553,500
8.125% 6/15/10	Baa1	70,000	75,664
Illinois Power Co. 7.5% 6/15/09	Baa1	150,000	153,639
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	545,000	480,570
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	75,000	81,690
Nisource Finance Corp.:
7.625% 11/15/05 (f)	Baa2	200,000	207,811
7.875% 11/15/10 (f)	Baa2	315,000	331,592
Texas Utilities Co. 6.375% 1/1/08	Baa3	40,000	37,872
			2,915,113
Gas - 0.3%
KeySpan Corp.:
7.25% 11/15/05	A3	185,000	192,548
7.625% 11/15/10	A3	135,000	143,694
Reliant Energy Resources Corp. 8.125% 7/15/05 (f)	Baa1	500,000	520,055
Sempra Energy 7.95% 3/1/10	A2	95,000	94,003
			950,300
Telephone Services - 1.9%
AT&T Corp. 6.5% 3/15/29	A2	430,000	343,686

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
British Telecommunications PLC:
7.625% 12/15/05	A2	$ 400,000	$ 403,968
8.625% 12/15/30	A2	400,000	403,004
Cable & Wireless Optus Ltd. 8% 6/22/10 (f)	Baa1	700,000	767,452
Global Crossing Holdings Ltd. 9.625% 5/15/08	Ba2	265,000	253,075
Intermedia Communications, Inc. 0% 3/1/09 (d)	B3	530,000	212,000
KMC Telecom Holdings, Inc. 13.5% 5/15/09	Caa2	350,000	101,500
Netia Holdings BV 0% 11/1/07 (d)	B2	250,000	153,750
NEXTLINK Communications, Inc. 0% 12/1/09 (d)	B2	500,000	202,500
Ono Finance PLC 13% 5/1/09	Caa1	265,000	196,100
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	220,000	214,311
Telefonica Europe BV 8.25% 9/15/30	A2	115,000	115,744
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	449,000	444,851
7.7% 7/20/29	Baa1	536,000	533,604
Versatel Telecom International NV 13.25% 5/15/08	B3	150,000	93,750
Viatel, Inc. 11.25% 4/15/08	B3	300,000	93,000
WinStar Communications, Inc. 12.75% 4/15/10	B3	270,000	189,000
WorldCom, Inc.:
6.95% 8/15/28	A3	360,000	302,152
8.875% 1/15/06	A3	184,000	190,065
			5,213,512
TOTAL UTILITIES			11,252,235
TOTAL NONCONVERTIBLE BONDS			43,235,502
TOTAL CORPORATE BONDS (Cost $46,736,263)			45,012,287
U.S. Government and Government Agency Obligations - 9.1%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
6% 12/15/05	Aaa	530,000	536,254
6.5% 4/29/09	Aaa	465,000	461,945
7% 7/15/05	Aaa	605,000	634,966
7.125% 6/15/10	Aaa	320,000	345,901
7.25% 1/15/10	Aaa	310,000	336,641
7.25% 5/15/30	Aaa	470,000	533,915
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac:
5.75% 3/15/09	Aaa	$ 700,000	$ 690,263
6.45% 4/29/09	Aaa	1,000,000	989,530
6.75% 3/15/31	Aaa	1,330,000	1,425,388
6.875% 1/15/05	Aaa	185,000	192,515
7% 7/15/05	Aaa	860,000	902,458
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 2-E, 9.4% 5/15/02	Aaa	14,126	14,381
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,064,157
U.S. Treasury Obligations - 6.6%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	915,000	995,209
6.625% 2/15/27	Aaa	250,000	285,548
8% 11/15/21	Aaa	920,000	1,190,535
8.875% 8/15/17	Aaa	1,020,000	1,386,404
9.875% 11/15/15	Aaa	170,000	244,880
14% 11/15/11	Aaa	490,000	701,464
U.S. Treasury Notes:
4.75% 11/15/08	Aaa	80,000	77,787
5.5% 5/31/03	Aaa	5,600,000	5,643,736
5.75% 8/15/10	Aaa	150,000	157,196
6.5% 5/31/02	Aaa	4,280,000	4,344,200
7% 7/15/06	Aaa	3,550,000	3,863,962
TOTAL U.S. TREASURY OBLIGATIONS			18,890,921
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,075,847)			25,955,078
U.S. Government Agency - Mortgage Securities - 12.6%

Fannie Mae - 8.5%
5.5% 2/1/11	Aaa	141,958	138,896
6% 4/1/09 to 1/1/29	Aaa	1,749,120	1,708,922
6.5% 11/1/25 to 2/1/30	Aaa	9,156,605	9,039,473
6.5% 1/1/31 (g)	Aaa	240,000	236,625
7% 12/1/24 to 9/1/28	Aaa	3,123,525	3,132,696
7.5% 5/1/15 to 7/1/29	Aaa	5,189,469	5,270,396
7.5% 1/1/31 (g)	Aaa	2,865,000	2,904,930
8% 1/1/26	Aaa	839,270	863,651
8% 1/1/31 (g)	Aaa	615,000	630,375
TOTAL FANNIE MAE			23,925,964

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Freddie Mac - 0.1%
7.5% 1/1/27	Aaa	$ 341,365	$ 347,233
Government National Mortgage Association - 4.0%
6.5% 10/15/27 to 4/15/29	Aaa	9,719,363	9,612,609
7% 1/15/28 to 12/15/28	Aaa	607,591	610,269
7.5% 6/15/27 to 3/15/28	Aaa	1,087,906	1,107,474
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			11,330,352
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,603,398)			35,603,549
Asset-Backed Securities - 0.9%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	200,000	199,562
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	510,000	511,514
6.4% 12/15/02	Aa2	80,000	80,325
7.03% 11/15/03	Aaa	145,000	146,994
Key Auto Finance Trust:
6.3% 10/15/03	A2	119,184	118,811
6.65% 10/15/03	Baa3	35,600	35,589
Premier Auto Trust 5.59% 2/9/04	Aaa	1,000,000	994,370
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	365,000	374,695
7.5% 11/15/07	A2	200,000	205,000
TOTAL ASSET-BACKED SECURITIES (Cost $2,650,744)			2,666,860
Commercial Mortgage Securities - 1.2%

CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1: Class D, 7.12% 1/10/13 (f)(h)	Aa1	300,000	299,977
Class E, 7.47% 1/10/13 (f)(h)	Baa1	420,000	419,967
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	220,000	216,380
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	500,000	532,228
DLJ Commercial Mortgage Corp. Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	500,000	534,394
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 12/1/15	Aaa	$ 500,000	$ 514,375
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)(h)	Baa3	500,000	472,656
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	500,000	502,109
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,431,525)			3,492,086
Foreign Government and Government Agency Obligations (i) - 0.3%

Korean Republic yankee 8.75% 4/15/03	Baa2	80,000	83,159
Quebec Province yankee:
6.86% 4/15/26 (e)	A2	250,000	258,815
7.125% 2/9/24	A2	30,000	30,617
7.5% 7/15/23	A2	30,000	31,947
United Mexican States:
8.5% 2/1/06	Baa3	175,000	176,750
9.875% 2/1/10	Baa3	200,000	215,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $779,466)			796,488
Supranational Obligations - 0.2%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $496,855)	Aaa	500,000	509,230
Floating Rate Loans - 0.2%

INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Pollution Control - 0.2%
Allied Waste North America, Inc.:
Tranche B term loan 9.365% 7/21/06 (h)	Ba3	227,273	215,909
Tranche C term loan 9.6896% 7/21/07 (h)	Ba3	272,727	259,091
TOTAL FLOATING RATE LOANS (Cost $473,884)			475,000
Cash Equivalents - 4.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.53% (c) (Cost $12,120,835)	12,120,835	$ 12,120,835
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $258,647,075)	285,157,973
NET OTHER ASSETS - (0.7)%	(1,996,281)
NET ASSETS - 100%	$ 283,161,692
Security Type Abbreviations
PIES	-	Premium Income Equity Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,786,554 or 3.1% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Mothers Work, Inc.	6/18/98	$ 18
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	28.1%	AAA, AA, A	25.7%
Baa	6.9%	BBB	6.1%
Ba	1.0%	BB	1.1%
B	3.2%	B	3.1%
Caa	0.3%	CCC	0.6%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.3%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $369,927,414 and $411,709,411, respectively, of which long-term U.S. government and government agency obligations aggregated $109,437,705 and $116,914,458, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $30 or 0% of net assets.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $14,203 for the period.

The fund participated in the security lending program. At period end there were no loans outstanding.
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $260,567,181. Net unrealized appreciation aggregated $24,590,792, of which $40,856,766 related to appreciated investment securities and $16,265,974 related to depreciated investment securities.

The fund hereby designates approximately $8,433,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At December 31, 2000, the fund had a capital loss carryforward of approximately $1,349,000 all of which will expire on December 31, 2008.

A total of 28% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

A total of 12.83% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (cost $258,647,075) - See accompanying schedule		$ 285,157,973
Cash		222
Receivable for investments sold		151,819
Receivable for fund shares sold		146,837
Dividends receivable		149,113
Interest receivable		1,595,831
Other receivables		48,649
Total assets		287,250,444
Liabilities
Payable for investments purchased Regular delivery	$ 146,650
Delayed delivery	3,761,079
Payable for fund shares redeemed	36,117
Accrued management fee	100,066
Distribution fees payable	3,187
Other payables and accrued expenses	41,653
Total liabilities		4,088,752
Net Assets		$ 283,161,692
Net Assets consist of:
Paid in capital		$ 249,883,863
Undistributed net investment income		9,715,285
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,947,964)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,510,508
Net Assets		$ 283,161,692
Initial Class: Net Asset Value, offering price and redemption price per share ($250,801,722 ÷ 17,357,444 shares)		$14.45
Service Class: Net Asset Value, offering price and redemption price per share ($27,562,863 ÷ 1,915,397 shares)		$14.39
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,797,107 ÷ 333,900 shares)		$14.37

Statement of Operations

	Year ended December 31, 2000
Investment Income Dividends		$ 1,810,449
Interest		9,580,967
Security lending		131
Total income		11,391,547
Expenses
Management fee	$ 1,295,261
Transfer agent fees	199,076
Distribution fees	31,746
Accounting and security lending fees	115,221
Non-interested trustees' compensation	1,040
Custodian fees and expenses	28,396
Audit	27,299
Legal	4,936
Reports to shareholders	99,320
Miscellaneous	892
Total expenses before reductions	1,803,187
Expense reductions	(56,363)	1,746,824
Net investment income		9,644,723
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,916,735)
Foreign currency transactions	(6,019)	(1,922,754)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(21,476,448)
Assets and liabilities in foreign currencies	(1,497)	(21,477,945)
Net gain (loss)		(23,400,699)
Net increase (decrease) in net assets resulting from operations		$ (13,755,976)
Other information
Expense reductions Direct brokerage arrangements		$ 53,123
Custodian credits		3,240
		$ 56,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended December 31, 2000	Year ended December 31, 1999
Operations Net investment income	$ 9,644,723	$ 10,132,202
Net realized gain (loss)	(1,922,754)	7,580,954
Change in net unrealized appreciation (depreciation)	(21,477,945)	(2,525,268)
Net increase (decrease) in net assets resulting from operations	(13,755,976)	15,187,888
Distributions to shareholders From net investment income	(10,025,969)	(7,479,403)
From net realized gain	(7,315,617)	(8,692,279)
In excess of net realized gain	(1,053,621)	-
Total distributions	(18,395,207)	(16,171,682)
Share transactions - net increase (decrease)	(37,111,951)	36,165,081
Total increase (decrease) in net assets	(69,263,134)	35,181,287
Net Assets
Beginning of period	352,424,826	317,243,539
End of period (including undistributed net investment income of $9,715,285 and $10,132,202, respectively)	$ 283,161,692	$ 352,424,826
Other Information:	Year ended December 31, 2000		Year ended December 31, 1999
Share transactions	Shares	Dollars	Shares	Dollars
Initial Class Sold	1,794,450	$ 26,671,199	4,444,110	$ 70,037,773
Reinvested	1,146,173	16,906,054	1,027,536	15,608,277
Redeemed	(5,917,870)	(88,897,596)	(4,234,242)	(66,752,172)
Net increase (decrease)	(2,977,247)	$ (45,320,343)	1,237,404	$ 18,893,878
Service Class Sold	354,608	$ 5,304,117	1,108,300	$ 17,387,242
Reinvested	100,855	1,483,572	37,189	563,405
Redeemed	(236,923)	(3,533,009)	(43,583)	(679,444)
Net increase (decrease)	218,540	$ 3,254,680	1,101,906	$ 17,271,203
Service Class 2 A Sold	335,010	$ 4,970,459	-	$ -
Reinvested	380	5,581	-	-
Redeemed	(1,490)	(22,328)	-	-
Net increase (decrease)	333,900	$ 4,953,712	-	$ -
Distributions From net investment income Initial Class		$ 9,221,484		$ 7,218,828
Service Class		801,470		260,575
Service Class 2 A		3,015		-
Total		$ 10,025,969		$ 7,479,403
From net realized gain Initial Class		$ 6,717,143		$ 8,389,449
Service Class		596,231		302,830
Service Class 2 A		2,243		-
Total		$ 7,315,617		$ 8,692,279
In excess of net realized gain Initial Class		$ 967,427		$ -
Service Class		85,871		-
Service Class 2 A		323		-
Total		$ 1,053,621		$ -
		$ 18,395,207		$ 16,171,682

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 16.11	$ 14.58	$ 12.23	$ 11.17
Income from Investment Operations
Net investment income	.48 D	.45 D	.44 D	.44 D	.33
Net realized and unrealized gain (loss)	(1.15)	.24	2.00	2.22	.78
Total from investment operations	(.67)	.69	2.44	2.66	1.11
Less Distributions
From net investment income	(.48)	(.37)	(.36)	(.31)	(.01)
From net realized gain	(.35)	(.43)	(.55)	-	(.04)
In excess of net realized gain	(.05)	-	-	-	-
Total distributions	(.88)	(.80)	(.91)	(.31)	(.05)
Net asset value, end of period	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Total Return B, C	(4.30)%	4.55%	17.64%	22.18%	9.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 250,802	$ 325,371	$ 307,681	$ 214,538	$ 103
Ratio of expenses to average net assets	.58%	.57%	.59%	.61%	.72%
Ratio of expenses to average net assets after expense reductions	.56% F	.55% F	.58% F	.60% F	.71% F
Ratio of net investment income to average net assets	3.18%	2.87%	2.94%	3.28%	3.63%
Portfolio turnover rate	126%	108%	94%	98%	163%

Financial Highlights - Service Class

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income D	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(1.14)	.24	1.98	.35
Total from investment operations	(.68)	.67	2.39	.43
Less Distributions
From net investment income	(.47)	(.37)	(.36)	-
From net net realized gain	(.35)	(.43)	(.55)	-
In excess of realized gain	(.05)	-	-	-
Total distributions	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C	(4.38)%	4.43%	17.27%	3.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 27,563	$ 27,054	$ 9,562	$ 10
Ratio of expenses to average net assets	.68%	.67%	.70%	.71% A
Ratio of expenses to average net assets after expense reductions	.66% F	.66% F	.69% F	.71% A
Ratio of net investment income to average net assets	3.08%	2.77%	2.79%	3.43% A
Portfolio turnover rate	126%	108%	94%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59
Income from Investment Operations
Net investment income	.40 D
Net realized and unrealized gain (loss)	(.75)
Total from investment operations	(.35)
Less Distributions
From net investment income	(.47)
From net realized gain	(.35)
In excess of net realized gain	(.05)
Total distributions	(.87)
Net asset value, end of period	$ 14.37
Total Return B, C	(2.37)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,797
Ratio of expenses to average net assets	.85% A
Ratio of expenses to average net assets after expense reductions	.83% A, F
Ratio of net investment income to average net assets	2.91% A
Portfolio turnover rate	126%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Balanced Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Balanced Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers three classes of shares: the fund's original class of shares (Initial Class shares), Service Class shares and Service Class 2 shares. The fund commenced sale of Service Class 2 on January 12, 2000. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, defaulted bonds, market discount, contingent interest, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $475,000 or .20% of net assets.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate

Balanced Portfolio

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 28,151
Service Class 2	3,595
$ 31,746

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives asset based fees wih respect to each account in a fund. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 179,211
Service Class	18,687
Service Class 2	1,178
$ 199,076

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of the fund's schedule of investments.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

7. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 38% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 49% of the total outstanding shares of the fund.

Balanced Portfolio

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund III and Shareholders of Balanced Portfolio:

We have audited the accompanying statement of assets and liabilities of Balanced Portfolio (the Fund), a fund of Variable Insurance Products Fund III (the Trust), including the portfolio of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Balanced Portfolio as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2001

Annual Report

Annual Report

Balanced Portfolio

Balanced Portfolio

Balanced Portfolio

Balanced Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

John Avery, Vice President

Kevin E. Grant, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

The Chase Manhattan Bank
New York, NY

VIPBAL-ANN-0201 124655
1.540208.103